O'Shaughnessy Market Leaders Value Fund
Schedule of Investments
at April 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.58%
	Aerospace & Defense - 0.52%
2,585	Lockheed Martin Corp.	$1,200,603

	Air Freight & Logistics - 3.35%
62,165	C.H. Robinson Worldwide, Inc.	6,270,584
12,937	Expeditors International of Washington, Inc.	1,472,748
		7,743,332
	Biotechnology - 2.54%
24,483	Amgen, Inc.	5,869,555

	Building Products - 5.67%
92,391	Builders FirstSource, Inc. *	8,755,895
81,404	Masco Corp.	4,355,928
		13,111,823
	Capital Markets - 0.65%
8,757	Morgan Stanley	787,867
9,830	State Street Corp.	710,316
		1,498,183
	Chemicals - 6.27%
19,882	CF Industries Holdings, Inc.	1,423,154
130,826	Dow, Inc.	7,116,934
49,098	Eastman Chemical Co.	4,137,488
42,688	Mosaic Co.	1,829,181
		14,506,757
	Commercial Banks - 4.31%
102,058	Bank of New York Mellon Corp.	4,346,651
64,792	Citigroup, Inc.	3,049,759
65,045	Wells Fargo & Co.	2,585,539
		9,981,949
	Consumer Finance - 4.50%
7,782	Capital One Financial Corp.	757,189
48,145	Discover Financial Services	4,981,563
158,683	Synchrony Financial	4,682,735
		10,421,487
	Containers & Packaging - 2.03%
14,052	Crown Holdings, Inc.	1,205,381
105,519	International Paper Co.	3,493,734
		4,699,115
	Distributors - 0.90%
36,255	LKQ Corp.	2,093,001

	Financial Services - 3.48%
222,945	Equitable Holdings, Inc.	5,794,341
20,040	Global Payments, Inc.	2,258,708
		8,053,049
	Health Care Providers & Services - 6.93%
67,392	Cardinal Health, Inc.	5,532,883
12,188	Cigna Corp.	3,087,099
6,293	HCA Holdings, Inc.	1,808,168
6,010	McKesson Corp.	2,189,082
24,674	Quest Diagnostics, Inc.	3,424,998
		16,042,230
	Hotels, Restaurants & Leisure - 1.33%
20,233	Darden Restaurants, Inc.	3,074,000

	Household Durables - 3.95%
7,613	Lennar Corp. - Class A	858,823
876	NVR, Inc. *	5,115,840
47,148	PulteGroup, Inc.	3,165,988
		9,140,651
	Industrial Conglomerates - 1.29%
28,106	3M Co.	2,985,419

	Insurance - 7.07%
156,285	American International Group, Inc.	8,289,355
32,606	Hartford Financial Services Group, Inc.	2,314,700
53,423	MetLife, Inc.	3,276,433
33,137	Principal Financial Group, Inc.	2,475,003
		16,355,491
	Machinery - 0.50%
13,512	Stanley Black & Decker, Inc.	1,166,626

	Media - 3.60%
7,703	Charter Communications, Inc. - Class A *	2,840,096
84,135	Comcast Corp. - Class A	3,480,665
99,059	Liberty Global PLC - Class C *#+	2,014,860
		8,335,621
	Metals & Mining - 1.85%
21,648	Nucor Corp.	3,207,800
10,387	Steel Dynamics, Inc.	1,079,729
		4,287,529
	Oil, Gas & Consumable Fuels - 11.52%
99,232	APA Corp.	3,656,699
11,988	ConocoPhillips	1,233,445
35,477	Coterra Energy, Inc.	908,211
51,483	Devon Energy Corp.	2,750,737
228,973	Marathon Oil Corp.	5,531,987
85,505	Marathon Petroleum Corp.	10,431,610
18,781	Valero Energy Corp.	2,153,617
		26,666,306
	Semiconductors & Semiconductor Equipment - 2.43%
14,565	KLA Corp.	5,629,955

	Software - 4.32%
10,837	Fair Isaac Corp. *	7,888,795
22,272	Oracle Corp.	2,109,604
		9,998,399
	Specialty Retail - 4.60%
1,653	AutoZone, Inc. *	4,402,451
31,867	Best Buy Co., Inc.	2,374,729
18,569	Lowe's Cos., Inc.	3,859,195
		10,636,375
	Technology Hardware, Storage & Peripherals - 3.24%
28,368	Dell Technologies, Inc. - Class C	1,233,724
150,053	HP, Inc.	4,458,075
30,785	Seagate Technology Holdings PLC #	1,809,234
		7,501,033
	Textiles, Apparel & Luxury Goods - 0.46%
26,218	Tapestry, Inc.	1,069,957

	Tobacco - 4.27%
208,056	Altria Group, Inc.	9,884,741

	Total Common Stocks (Cost $198,520,706)	211,953,187

	REITs - 7.60%
	Equity Real Estate Investment Trusts (REITs) - 7.60%
14,920	Boston Properties, Inc.	796,131
356,910	Host Hotels & Resorts, Inc.	5,771,235
28,474	Regency Centers Corp.	1,749,158
28,667	Simon Property Group, Inc.	3,248,544
201,410	Weyerhaeuser Co.	6,024,173
	Total REITs (Cost $19,788,818)	17,589,241

	Total Investments in Securities (Cost $218,309,524) - 99.18%	229,542,428
	Other Assets in Excess of Liabilities - 0.82%	1,899,699
	Net Assets - 100.00%	$231,442,127

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
+	Non-voting shares.
REIT	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Market Leaders Value Fund
Summary of Fair Value Disclosure at April 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$8,335,621	$-	$-	$8,335,621
Consumer Discretionary	26,013,984	-	-	26,013,984
Consumer Staples	9,884,741	-	-	9,884,741
Energy	26,666,307	-	-	26,666,307
Financials	46,310,159	-	-	46,310,159
Health Care	21,911,784	-	-	21,911,784
Industrials	26,207,803	-	-	26,207,803
Information Technology	23,129,387	-	-	23,129,387
Materials	23,493,401	-	-	23,493,401
Total Common Stocks	211,953,187	-	-	211,953,187
REITs	17,589,241	-	-	17,589,241
Total Investments in Securities	$229,542,428	$-	$-	$229,542,428

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.